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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------

   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:


   Name:         Galleon Special Opportunities Management, LLC
                 ---------------------------------------------

   Address:      590 Madison Avenue 34th Floor
                 ---------------------------------
                 New York, NY 10022
                 ---------------------------------

                 ---------------------------------


Form 13F File Number: (1st time filing)
                      ---------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Mr. Paul Szep
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   (212) 829-4044
         -------------------------------


Signature, Place, and Date of Signing:



                                         New York, NY     August 14, 2007
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]        [Date]


Report Type (Check only one.):



/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]



    Form 13F File Number        Name

    28-                         Mr. Raj Rajaratnam
       ---------------          ------------------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:          57
                                        --------------------

Form 13F Information Table Value Total:        215,267
                                        --------------------
                                            (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



    No.       Form 13F File Number         Name

    1         28-                          Mr. Raj Rajaratnam
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE





                                                                   SHARES/PRN     SH/ PUT/ INVESTMENT OTHER         VOTING AUTHORITY
       ISSUER                    TITLE OF CLASS CUSIP     VALUE    AMT            PRN CALL DISCRETION MANAGERS SOLE    SHARED   NONE

-----------------------------------------------------------------------------------------------------------------------------------
ADOBE SYS INC                    COMMON         00724F101    2,008   50000        Sh         Shared   1             Shared
ADVANCED MICRO DEVICES INC       COMMON         007903107    1,001   70000        Sh         Shared   1             Shared
AKAMAI TECHNOLOGIES INC          COMMON         00971T101    2,432   50000        Sh         Shared   1             Shared
AMDOCS LTD                       COMMON         G02602103      597   15000        Sh         Shared   1             Shared
APPLE INC                        COMMON         037833100    7,017   57500        Sh         Shared   1             Shared
APPLIX INC                       COMMON         038316105      823   50000        Sh         Shared   1             Shared
AUTOMATIC DATA PROCESSING IN     COMMON         053015103      969   20000        Sh         Shared   1             Shared
AVAYA INC                        COMMON         053499109    3,368  200000        Sh         Shared   1             Shared
BEA SYS INC                      COMMON         073325102    1,027   75000        Sh         Shared   1             Shared
BEARINGPOINT INC                 COMMON         074002106      731  100000        Sh         Shared   1             Shared
CAVIUM NETWORKS INC              COMMON         14965A101   11,024  487357        Sh         Shared   1             Shared
CISCO SYS INC                    COMMON         17275R102      974   35000        Sh         Shared   1             Shared
COGNIZANT TECHNOLOGY SOLUTIO     COMMON         192446102   16,875  225000        Sh         Shared   1             Shared
CTRIP COM INTL LTD               COMMON         22943F100    1,965   25000        Sh         Shared   1             Shared
DELL INC                         COMMON         24702R101    4,996  175000        Sh         Shared   1             Shared
DOUBLE-TAKE SOFTWARE INC         COMMON         258598101    1,231   75000        Sh         Shared   1             Shared
ENTRUST INC                      COMMON         293848107      263   64900        Sh         Shared   1             Shared
ERICSSON L M TEL CO              COMMON         294821608      997   25000        Sh         Shared   1             Shared
EXTREME NETWORKS INC             COMMON         30226D106      527  130000        Sh         Shared   1             Shared
F5 NETWORKS INC                  COMMON         315616102   11,687  145000        Sh         Shared   1             Shared
FIRST SOLAR INC                  COMMON         336433107    3,125   35000        Sh         Shared   1             Shared
FORMFACTOR INC                   COMMON         346375108      957   25000        Sh         Shared   1             Shared
GOOGLE INC                       COMMON         38259P508   44,430   85000        Sh         Shared   1             Shared
HEWLETT PACKARD CO               COMMON         428236103    1,339   30000        Sh         Shared   1             Shared
HUTCHINSON TECHNOLOGY INC        COMMON         448407106      941   50000        Sh         Shared   1             Shared
INFOSYS TECHNOLOGIES LTD         COMMON         456788108    1,008   20000        Sh         Shared   1             Shared
INTEL CORP                       COMMON         458140100    4,036  170000        Sh         Shared   1             Shared
JABIL CIRCUIT INC                CALL           466313903      662   30000            Call   Shared   1             Shared
KOMAG INC                        COMMON         500453204    1,276   40000        Sh         Shared   1             Shared
LEXMARK INTL NEW                 COMMON         529771107      986   20000        Sh         Shared   1             Shared
MARCHEX INC                      COMMON         56624R108      326   20000        Sh         Shared   1             Shared
MAXIM INTEGRATED PRODS INC       COMMON         57772K101    3,341  100000        Sh         Shared   1             Shared
MEMC ELECTR MATLS INC            COMMON         552715104    9,779  160000        Sh         Shared   1             Shared
MICROSOFT CORP                   COMMON         594918104    9,430  320000        Sh         Shared   1             Shared
MOVE INC COM                     COMMON         62458M108      224   50000        Sh         Shared   1             Shared
NUANCE COMMUNICATIONS INC        COMMON         67020Y100      837   50000        Sh         Shared   1             Shared
NVIDIA CORP                      COMMON         67066G104    2,066   50000        Sh         Shared   1             Shared
OMNIVISION TECHNOLOGIES INC      COMMON         682128103      453   25000        Sh         Shared   1             Shared
OPENWAVE SYS INC                 COMMON         683718308    3,130  500000        Sh         Shared   1             Shared
OPSWARE INC                      COMMON         68383A101    2,615  275000        Sh         Shared   1             Shared
ORACLE CORP                      COMMON         68389X105    8,081  410000        Sh         Shared   1             Shared
PEOPLESUPPORT INC                COMMON         712714302    9,205  811000        Sh         Shared   1             Shared
POWERSHARES QQQ TRUST            PUT            73935A954    9,520  200000            Put    Shared   1             Shared
QUEST SOFTWARE INC               COMMON         74834T103    1,619  100000        Sh         Shared   1             Shared
RACKABLE SYS INC                 COMMON         750077109      927   75000        Sh         Shared   1             Shared
RED HAT INC                      COMMON         756577102    1,114   50000        Sh         Shared   1             Shared
RESEARCH IN MOTION LTD           COMMON         760975102    2,300   15000        Sh         Shared   1             Shared
RIVERBED TECHNOLOGY INC          COMMON         768573107    4,719  107700        Sh         Shared   1             Shared
SALARY COM INC                   COMMON         794006106      120   10000        Sh         Shared   1             Shared
SEAGATE TECHNOLOGY               COMMON         G7945J104    2,177  100000        Sh         Shared   1             Shared
SONICWALL INC                    COMMON         835470105      859  100000        Sh         Shared   1             Shared
SPDR TR                          PUT            78462F953    5,265   35000            Put    Shared   1             Shared
SYMANTEC CORP                    COMMON         871503108    1,010   50000        Sh         Shared   1             Shared
TAIWAN SEMICONDUCTOR MFG LTD     COMMON         874039100    1,119  100500        Sh         Shared   1             Shared
VERISIGN INC                     COMMON         92343E102    1,111   35000        Sh         Shared   1             Shared
WESTERN DIGITAL CORP             COMMON         958102105    1,935  100000        Sh         Shared   1             Shared
YAHOO INC                        COMMON         984332106    2,713  100000        Sh         Shared   1             Shared
